Equity (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 5,285	$ 6,213
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	661	708
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,072	1,240
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 3,552	$ 4,265